Goodwill and Other Intangible Assets, net - Schedule of Future Amortization Expense (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
2021	$ 51,939
2022	46,099
2023	41,879
2024	37,564
2025	24,111
Capitalized software
Finite-Lived Intangible Assets [Line Items]
2021	17,195
2022	15,938
2023	15,584
2024	15,277
2025	10,621
Customer relationships
Finite-Lived Intangible Assets [Line Items]
2021	29,243
2022	24,660
2023	20,794
2024	17,534
2025	10,473
Trademarks and tradenames
Finite-Lived Intangible Assets [Line Items]
2021	5,501
2022	5,501
2023	5,501
2024	4,753
2025	$ 3,017